Business combinations - Schedule of The Net Cash Outflows Related To The Acquisition (Details) - EUR (€) € in Thousands				12 Months Ended
	Jan. 01, 2024	Jul. 01, 2023	Apr. 28, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Net cash outflow - Investing activities				€ 0	€ (19,307)	€ (117,686)
CGU Ermenegildo Zegna Korea Co.Ltd.
Disclosure of detailed information about business combination [line items]
Cash consideration paid	€ (8,970)
Cash and cash equivalents acquired	210
Payment of TFI acquisition-related liabilities	(967)
Net cash outflow - Investing activities	€ (9,727)
CGU Thom Browne Korea Ltd.
Disclosure of detailed information about business combination [line items]
Cash consideration paid		€ (7,991)
Net cash outflow - Investing activities		€ (7,991)
Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Cash consideration paid			€ (91,619)
Cash and cash equivalents acquired			109,667
Payment of TFI acquisition-related liabilities			(127,158)
Net cash outflow - Investing activities			€ (109,110)
Percentage of voting interests acquired			85.00%